Shareholder Report, Holdings (Details) - C000249078	Aug. 31, 2025
81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Equity
Holdings [Line Items]
Percent of Net Asset Value	73.70%
AMD C110_20250908_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
931142103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
166764100Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
149123101Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
H1467J104Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
46434V860Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
829933100Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
126650100Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
550021109Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
11135F101Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
78464A870Equity
Holdings [Line Items]
Percent of Net Asset Value	71.00%